Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Total, at cost	$ 3,889,001	$ 4,131,805	$ 4,738,703
Less: Accumulated depreciation	(2,741,574)	(2,572,825)	(2,010,180)
Total property and equipment, net	1,147,427	1,558,980	2,728,523
Vehicles, at cost	4,009,932	4,117,406	4,179,272
Accumulated depreciation	(4,009,932)	(4,117,406)	(4,179,272)
Right-of-use assets under finance leases, total
Devices [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	3,107,319	3,274,998	3,402,749
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	550,939	603,864	873,178
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	$ 229,025	$ 245,545	452,489
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Total, at cost	$ 1,718	$ 7,398	$ 10,287
Minimum [Member] | Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Maximum [Member] | Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years